Operating expenses (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018
Staff expenses
Employee remuneration, entitlements and on-costs	$ 2,239	$ 2,173	$ 2,119
Superannuation expense	194	189	197
Share-based payments	57	47	48
Restructuring costs	155	80	34
Total staff expenses	$ 2,645	2,489	2,398
Employee remuneration, entitlements and on-costs, percentage movement from prior period	3.00%
Employee remuneration, entitlements and on-costs, percentage movement from same period in prior year	6.00%
Superannuation expense, percentage movement from prior period	3.00%
Superannuation expense, percentage movement from same period in prior year	(2.00%)
Share-based payments, percentage movement from prior period	21.00%
Share-based payments, percentage movement from same period in prior year	19.00%
Restructuring costs, percentage movement from prior period	94.00%
Total staff expenses, percentage movement from prior period	6.00%
Total staff expenses, percentage movement from same period in prior year	10.00%
Occupancy expenses
Operating lease rentals	$ 343	313	319
Depreciation of property and equipment	109	114	131
Other	74	85	71
Total occupancy expenses	$ 526	512	521
Operating lease rentals, percentage movement from prior period	10.00%
Operating lease rentals, percentage movement from same period in prior year	8.00%
Depreciation of property and equipment, percentage movement from prior period	(4.00%)
Depreciation of property and equipment, percentage movement from same period in prior year	(17.00%)
Other, percentage movement from prior period	(13.00%)
Other, percentage movement from same period in prior year	4.00%
Total occupancy expenses, percentage movement from prior period	3.00%
Total occupancy expenses, percentage movement from same period in prior year	1.00%
Technology expenses
Amortisation and impairment of software assets	$ 334	317	303
Depreciation and impairment of IT equipment	68	68	73
Technology services	405	380	341
Software maintenance and licences	185	157	185
Telecommunications	109	107	102
Data processing	38	39	38
Total technology expenses	$ 1,139	1,068	1,042
Amortisation and impairment of software assets, percentage movement from prior period	5.00%
Amortisation and impairment of software assets, percentage movement from same period in prior year	10.00%
Depreciation and impairment of IT equipment, percentage movement from same period in prior year	(7.00%)
Technology services, percentage movement from prior period	7.00%
Technology services, percentage movement from same period in prior year	19.00%
Software maintenance and licences, percentage movement from prior period	18.00%
Telecommunications, percentage movement from prior period	2.00%
Telecommunications, percentage movement from same period in prior year	7.00%
Data processing, percentage movement from prior period	(3.00%)
Total technology expenses, percentage movement from prior period	7.00%
Total technology expenses, percentage movement from same period in prior year	9.00%
Other expenses
Professional and processing services	$ 453	439	385
Amortisation and impairment of intangible assets and deferred expenditure	5	95	43
Postage and stationery	87	87	95
Advertising	129	80	93
Non-lending losses	(9)	93	40
Other expenses	116	48	38
Total other expenses	$ 781	842	694
Professional and processing services, percentage movement from prior period	3.00%
Professional and processing services, percentage movement from same period in prior year	18.00%
Amortisation and impairment of intangible assets and deferred expenditure, percentage movement from prior period	(95.00%)
Amortisation and impairment of intangible assets and deferred expenditure, percentage movement from same period in prior year	(88.00%)
Postage and stationery, percentage movement from same period in prior year	(8.00%)
Advertising, percentage movement from prior period	61.00%
Advertising, percentage movement from same period in prior year	39.00%
Other expenses, percentage movement from prior period	142.00%
Total other expenses, percentage movement from prior period	(7.00%)
Total other expenses, percentage movement from same period in prior year	13.00%
Total operating expenses	$ 5,091	$ 4,911	$ 4,655
Total operating expenses, percentage movement from prior period	4.00%
Total operating expenses, percentage movement from same period of prior year	9.00%